Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date:: 2023-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis
Clawback or Forfeiture of Incentive Awards
Our current and former Section 16 officers are subject to a robust
International Paper Company Clawback Policy
(the “
Clawback Policy
”), adopted by our Board of Directors in 2023. The
Clawback Policy
is administered by the MDCC and is compliant with the SEC final rule and NYSE listing standards and supplements clawback provisions under our plan documents. Under our
Clawback Policy
, both short-term and long-term incentive awards for current and former executive officers are subject to mandatory clawback under our Dodd-Frank compliant
Clawback Policy
. Additional discretionary clawback provisions apply under our plan documents. Our
Clawback Policy
requires mandatory clawback of incentive-based compensation received by current and former executive officers in the event of an accounting restatement regardless of wh
et
her the executive officer was responsible for the causes of the restatement. Under our plan documents, the MDCC has discretion to clawback compensation if the Company’s financial statements are restated as a result of errors, omission, or fraud. In addition, the MDCC may, at its discretion, based on the facts and circumstances, require all or a portion of short- term and long-term awards to be forfeited in the event a participant engages in conduct that is detrimental to the business interests or reputation of the Company, including any violation of any
Non-Competition
and
Non-Solicitation
Agreement to which such participant is a party or violation of the
Code of Conduct
. Additionally, the MDCC may, in its discretion, based on the facts and circumstances, require an NEO who does not provide one-year’s
notice of retirement to forfeit his or her short- term and long-term incentive awards.
The foregoing summary of our
Clawback Policy
does not purport to be complete and is qualified by reference to our
Clawback Policy
, a copy of which can be found as Exhibit 97 to our Annual Report on Form
10-K
for the fiscal year ended December 31, 2024, filed with the U.S. Securities and Exchange Commission on February 21, 2025.
Our
Clawback Policy
is available on the Company’s website at www.internationalpaper.com under the “Investors” tab and then under the “Governance” link.